Non-current provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Non-current provisions and other non-current liabilities
Schedule of development of non-current provisions

Development of non-current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2022	translation	group	Utilized	Reversed	Additions	Reclassifications	2022

Self-insurance programs	120,408	7,262	—	—	—	149	14,743	142,562
Personnel expenses	29,280	1,253	70	(4,715)	(2,524)	16,201	(9,196)	30,369
Asset retirement obligations	13,777	(582)	—	(364)	(1,197)	956	202	12,792
Interest payable related to income taxes	8,681	46	—	—	(5,040)	23	—	3,710
Other non-current provisions	11,146	1,016	575	(1,304)	(721)	294	(4,969)	6,037
Non-current provisions	183,292	8,995	645	(6,383)	(9,482)	17,623	780	195,470

For further information regarding self-insurance programs, see note 2 d).